Risk Management and Report (Details) - Schedule of use of VaR $ in Millions	12 Months Ended
Dec. 31, 2022 CLP ($)
Schedule Of Use Of Var [Abstract]
Maximum	$ 2,048
Minimum	487
Average	$ 1,100